Share-based awards- RSUs (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 $ / shares
Weighted-average grant-date fair value
Share-based compensation expense	¥ 23,971	$ 3,782	¥ 50,120	¥ 31,742
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year | shares	63,363,237	63,363,237
Granted | shares	28,230,674	28,230,674
Vested | shares	(23,702,603)	(23,702,603)
Cancelled/forfeited | shares	(7,215,021)	(7,215,021)
Awarded and unvested at end of year | shares	60,676,287	60,676,287	63,363,237
Expected to vest | shares	50,145,101
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares		$ 192.19
Granted | $ / shares		200.52
Vested | $ / shares		175.56
Cancelled/forfeited | $ / shares		203.85
Awarded and unvested at end of year | $ / shares		$ 201.17
Expected to vest | $ / shares					$ 200.96
Unamortized compensation costs | ¥	¥ 25,636
Weighted average period over which unamortized compensation costs expected be recognized	1 year 10 months 24 days	1 year 10 months 24 days
Share-based compensation expense | ¥	¥ 30,313		¥ 28,934	¥ 25,651
RSUs | Maximum
Weighted-average grant-date fair value
Expiry period	10 years	10 years